UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Total	Share Capital	Treasury Shares	Additional Paid-in Capital	Contributed Surplus [1]	Accumulated Other Comprehensive Loss	[2]	Accumulated Retained Earnings/ (Losses)	Non-Controlling Interest
Beginning balance at Dec. 31, 2024		$ 2,369,404	$ 104,535	$ 0	$ 1,705,093	$ 200,000	$ (5,743)		$ 10,266	$ 355,253
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		43,718							23,836	19,882
Dividends		(52,330)							(52,330)
Exercise of share options		1,808	139		1,669
Stock compensation		5,497			5,497
Forfeiture of employee stock compensation		(45)			(45)
Restricted stock units		0	101		(101)
Proceeds from subscription of equity interest in Gimi MS Corporation		21,020								21,020
Repurchase and cancellation of treasury shares		(102,725)	(2,500)						(100,225)
Reacquisition of common units of Hilli LLC	[3]	(2,366)							(6,271)	3,905
Other comprehensive income		2,089					2,089
Ending balance at Jun. 30, 2025		2,286,070	102,275	0	1,712,113	200,000	(3,654)		(124,724)	400,060
Beginning balance at Dec. 31, 2025		2,067,554	101,319	(684)	1,717,732	200,000	(1,935)	[4]	(173,456)	224,578
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		157,639							121,843	35,796
Dividends		(63,042)							(50,906)	(12,136)
Exercise of share options		5,665	383		5,282
Stock compensation	[5]	22,019			22,019
Forfeiture of employee stock compensation		(20)			(20)
Restricted stock units		0	413		(413)
Repurchase and cancellation of treasury shares		0	(18)	684					(666)
Other comprehensive income		1,667					1,667	[4]
Ending balance at Jun. 30, 2026		$ 2,191,482	$ 102,097	$ 0	$ 1,744,600	$ 200,000	$ (268)	[4]	$ (103,185)	$ 248,238

[1]	Contributed Surplus is “capital” that can be returned to stockholders without the need to reduce share capital, thereby giving us greater flexibility when it comes to declaring dividends.
[2]	As at June 30, 2026 and 2025, our accumulated other comprehensive loss consisted of (i) $0.3 million and $2.8 million losses in relation to our pension and post-retirement benefit plan and (ii) $nil and $0.9 million for our share of equity method investment’s comprehensive losses, respectively. During the six months ended June 30, 2026 and 2025, cumulative translation adjustments of $0.9 million and $29 thousand were reclassified from accumulated other comprehensive loss to earnings upon disposal of our investment in LOGÁS in April 2026 and Avenir in February 2025, respectively, and were included within the gain on disposal recognised in “Net income from equity method investments”.
[3]	This relates to the receipt of waived dividend distribution in relation to the repurchases of the minority interests in Hilli LLC.
[4]	In March 2026, we completed the buy-out of our UK defined benefit pension plan through the purchase of individual annuity contracts, resulting in a settlement of the plan obligations and recognition of a settlement loss of $2.4 million in “Administrative expenses” and the release of the related deferred tax liability of $1.0 million in “Other comprehensive income” into the consolidated statement of operations. Following the transaction, there is no remaining net pension assets or liabilities associated with the UK defined benefit pension scheme.
[5]	This relates to the vested component of the stock compensation to third-party consultants in the form of restricted stock units (“RSUs”) in relation to our FLNG business development activities. The first tranche of the RSUs vested on grant date and the corresponding amount was capitalized as “Other non-current assets” in the unaudited consolidated balance sheet (note 14). The remaining RSUs will vest upon the achievement of specified project milestones, including performance conditions linked to the commercial operations date (“COD”) of our two FLNG vessels under the respective lease arrangements.